Notes Payable	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Notes Payable

Note 4. Notes Payable

For the year ended December 31, 2018, the Company received cash proceeds the issuance of promissory notes in the aggregate principal amount of $241,067. These notes bear a simple interest at 12.0% and are due and payable for varying terms ranging from one to two years after their issuance. The notes are convertible to shares of common stock of the Company at a conversion price per share is $0.008, subject to adjustments for stock splits and combinations.